SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2024 HKD ($)
Foreign currency exchange rate translation	7.8000			7.8000
Cash deposits				$ 500,000
Impairment of loss	$ 0	$ 0	$ 0
Contract assets
Other Income [Member]
Government grants		$ 21,641	$ 165,493